Document and Entity Information	Jun. 10, 2024
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Jun. 10, 2024
Entity File Number	001-36177
Entity Registrant Name	GlycoMimetics, Inc.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	06-1686563
Entity Address, Address Line One	9708 Medical Center Drive
Entity Address, City or Town	Rockville
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20850
City Area Code	240
Local Phone Number	243-1201
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	GLYC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001253689
Amendment Flag	false